Shareholder Fees - Pro-Blend(R) Conservative Term Series	Mar. 01, 2021 USD ($)
CLASS L
Shareholder Fees:
Shareholder Fee, Other	none
CLASS Z
Shareholder Fees:
Shareholder Fee, Other	none
CLASS R
Shareholder Fees:
Shareholder Fee, Other	none
CLASS S
Shareholder Fees:
Shareholder Fee, Other	none
CLASS I
Shareholder Fees:
Shareholder Fee, Other	none
Class W
Shareholder Fees:
Shareholder Fee, Other	none